Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2020
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]

Value-at-Risk of our Trading Units by Risk Type¹

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk²		Commodity price risk
in € m.	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Average	58.9	36.6	(44.0)	(28.9)	17.9	14.5	53.6	28.2	15.5	13.6	13.3	8.2	2.7	1.0
Maximum	133.3	48.8	(10.2)	(16.8)	36.3	23.2	117.1	36.6	30.8	24.6	32.3	16.8	8.8	3.3
Minimum	25.6	27.6	(84.4)	(47.0)	8.1	8.8	17.9	19.7	5.3	6.3	4.5	3.7	0.4	0.0
Period-end	48.1	38.8	(72.2)	(17.6)	27.1	17.9	55.4	23.7	13.5	8.2	22.5	5.3	1.8	1.3

[1] Figures for 2020 as of December 31 2020. Figures for 2019 as of December 31 2019.

2019 VaR results are also shown under the new Historical Simulation model rather than the previously reported Monte Carlo model.

[2] Includes value-at-risk from gold and other precious metal positions.

Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Credit Trading		Core Rates		Emerging Markets		Other[4]
in € m.	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Average	591.4	480.4	100.2	178.5	347.4	168.6	242.6	211.4	(98.7)	(78.2)
Maximum	688.8	609.0	147.4	213.6	631.6	193.4	324.9	260.4	(70.0)	(58.5)
Minimum	537.3	324.2	50.0	139.0	263.1	134.7	62.8	152.8	(147.6)	(102.4)
Period-end	560.4	389.4	124.8	139.0	283.6	134.7	250.4	174.3	(98.5)	(58.5)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2020 and December 31, 2019, respectively.

[2]Business line breakdowns have been updated for 2020 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

[4]Other includes Capital Release Unit.

Nontrading Market Risk - Economic Capital Usage by risk type [text block table]

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2020	Dec 31, 2019
Interest rate risk	4,062	3,409
Credit spread risk	92	56
Equity and Investment risk	1,885	1,566
Foreign exchange risk	1,682	1,782
Pension risk	934	1,259
Guaranteed funds risk	41	103
Total nontrading market risk portfolios	8,696	8,175